As filed with the Securities and Exchange Commission on October 28, 2016

Securities Act File No. 333-212807

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 3 ☒

The Hartford Mutual Funds II, Inc.

(Exact Name of Registrant as Specified in Charter)

P.O. Box 2999, Hartford, Connecticut 01604-2999

(Address of Principal Executive Offices) (Zip Code)

1-610-386-1844
(Registrant’s Area Code and Telephone Number)

Alice A. Pellegrino

Hartford Funds Management Company, LLC
5 Radnor Corporate Center, Suite 300
100 Matsonford Road
Radnor, Pennsylvania 19087

(Name and Address of Agent for Service)

With copies to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b)
under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of each of the Acquired Funds with and into the corresponding Acquiring Fund (as shown in the chart below), as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information, which were filed on EDGAR on September 9, 2016 (File No. 333-212807).

Acquired Funds*	Acquiring Funds**
Schroder Absolute Return EMD and Currency Fund	Hartford Schroders Emerging Markets Debt and Currency Fund
Schroder Broad Tax-Aware Value Bond Fund	Hartford Schroders Tax-Aware Bond Fund
Schroder Emerging Market Equity Fund	Hartford Schroders Emerging Markets Equity Fund
Schroder Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schroder Global Multi-Asset Income Fund	Hartford Schroders Income Builder Fund
Schroder Global Strategic Bond Fund	Hartford Schroders Global Strategic Bond Fund
Schroder International Alpha Fund	Hartford Schroders International Stock Fund
Schroder International Multi-Cap Value Fund	Hartford Schroders International Multi-Cap Value Fund
Schroder U.S. Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Schroder U.S. Small and Mid Cap Opportunities Fund	Hartford Schroders US Small/Mid Cap Opportunities Fund

* Schroder International Alpha Fund and Schroder U.S. Opportunities Fund are series of Schroder Capital Funds (Delaware), a Delaware statutory trust, and the other eight Acquired Funds are series of Schroder Series Trust, a Massachusetts business trust.

** Each of the Acquiring Funds is a series of the Registrant, a Maryland corporation.

PART C

OTHER INFORMATION

Item 15.                                                  Indemnification

Article V, paragraph (f) of the Registrant’s Articles of Amendment and Restatement provides that the Registrant shall indemnify (i) its directors and officers to the full extent required or permitted by law and (ii) other employees and agents to such extent authorized by the Registrant’s board of directors or bylaws and as permitted by law; provided, however, that no such indemnification shall protect any director or officer of the Registrant against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys’ fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b).  This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i),or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted).  A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person’s status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant’s various agreements with its service providers provide for indemnification.

Item 16.	Exhibits

	1.(i)	Articles of Amendment and Restatement (incorporated by reference to Post-Effective Amendment No. 101 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2007)

	1.(ii)	Articles Supplementary dated March 14, 2007 (incorporated by reference to Post-

Effective Amendment No. 103 to Registration Statement on Form N-1A (File No. 002-11387) filed on May 30, 2007)

1.(iii)	Articles Supplementary dated July 9, 2010 (incorporated by reference to Post-Effective Amendment No. 111 to Registration Statement on Form N-1A (File No. 002-11387) filed on December 15, 2010)

1.(iv)	Articles of Amendment dated February 25, 2011 (incorporated by reference to Post-Effective Amendment No. 115 to Registration Statement on Form N-1A (File No. 002-11387) filed on September 30, 2011)

1.(v)	Articles Supplementary dated August 10, 2011(incorporated by reference to Post-Effective Amendment No. 115 to Registration Statement on Form N-1A (File No. 002-11387) filed on September 30, 2011)

1.(vi)	Articles Supplementary dated October 27, 2014 (incorporated by reference to Post-Effective Amendment No. 126 to Registration Statement on Form N-1A (File No. 002-11387) filed on November 7, 2014)

1.(vii)	Articles Supplementary dated February 18, 2015 (incorporated by reference to Post-Effective Amendment No. 128 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 27, 2015)

1.(viii)	Articles of Amendment dated February 19, 2016 (incorporated by reference to Post-Effective Amendment No. 131 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 29, 2016)

1.(ix)	Articles of Supplementary dated June 14, 2016 (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-212807) filed on August 1, 2016)

1.(x)	Certificate of Correction dated July 13, 2016 (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-212807) filed on August 1, 2016)

2.	Amended and Restated Bylaws (incorporated by reference to Post-Effective Amendment No. 128 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 27, 2015)

3.	Not Applicable

4.	Form of Agreement and Plan of Reorganization (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-212807) filed on September 9, 2016)

5.	Not Applicable

6.(i)	Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 137 to Registration Statement on Form N-1A (File No. 002-11387) filed on October 21, 2016)

6.(ii)

Form of Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated January 1, 2013 (incorporated by reference to Post-Effective Amendment No. 120 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2013)

6.(iii)	Novation Agreement dated December 4, 2014 (incorporated by reference to Post-Effective Amendment No. 128 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 27, 2015)

6.(iv)

Form of Sub-Advisory Agreement with Schroder Investment Management North America Inc. (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-212807) filed on August 1, 2016)

6.(v)

Form of Sub-SubAdvisory Agreement with Schroder Investment Management North American Limited (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-212807) filed on August 1, 2016)

7.(i)

Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 125 to Registration Statement on Form N-1A (File No. 002-11387) filed on August 27, 2014)

7.(ii)

Amendment No. 1 to Principal Underwriting Agreement dated November 22, 2013 (incorporated by reference to Post- Effective Amendment No. 122 to Registration Statement on Form N-1A (File No. 002-11387) filed on December 19, 2013)

7.(iii)

Amendment Number 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 125 to Registration Statement on Form N-1A (File No. 002-11387) filed on August 27, 2014)

7.(iv)

Amendment Number 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 125 to Registration Statement on Form N-1A (File No. 002-11387) filed on August 27, 2014)

7.(v)

Amendment Number 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 126 to Registration Statement on Form N-1A (File No. 002-11387) filed on November 7, 2014)

7.(vi)

Amendment Number 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 130 to Registration Statement on Form N-1A (File No. 002-11387) filed on December 22, 2015)

7.(vii)

Amendment Number 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 131 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 29, 2016)

7.(viii)	Form of Amendment Number 7 to Principal Underwriting Agreement (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-212807) filed on August 1, 2016)

7.(ix)	Form of Selling Agreement (incorporated by reference to Post-Effective Amendment No. 137 to Registration Statement on Form N-1A (File No. 002-11387) filed on October 21, 2016)

8.	Not Applicable

9.

Custodian Agreement with State Street Bank and Trust Company dated December 31, 2014 (incorporated by reference to Post-Effective Amendment No. 128 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 27, 2015)

10.(i)	Form of Amended and Restated Rule 12b-1 Plan of Distribution (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-

212807) filed on August 1, 2016)

10.(ii)	Form of Rule 18f-3 Plan (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-212807) filed on August 1, 2016)

11.

Opinion and Consent of Counsel as to legality of the securities being registered (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-212807) filed on August 1, 2016)

12	Final Opinion of Ropes & Gray LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement (filed herewith)

13.(i)

Transfer Agency and Service Agreement with Hartford Administrative Services Company dated December 1, 2014 (incorporated by reference to Post-Effective Amendment No. 128 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 27, 2015)

13.(ii)

Fund Accounting Agreement with Hartford Funds Management Company, LLC dated December 31, 2014 (incorporated by reference to Post-Effective Amendment No. 128 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 27, 2015)

13.(iii)	Amendment One to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 130 to Registration Statement on Form N-1A (File No. 002-11387) filed on December 22, 2015)

13.(iv)	Amendment Two to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 130 to Registration Statement on Form N-1A (File No. 002-11387) filed on December 22, 2015)

13.(v)	Amendment Three to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 131 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 29, 2016)

13.(vi)	Form of Amendment Four to Fund Accounting Agreement (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-212807) filed on August 1, 2016)

13.(vii)

Form of Amended and Restated Expense Limitation Agreement (incorporated by reference to Post-Effective Amendment No. 137 to Registration Statement on Form N-1A (File No. 002-11387) filed on October 21, 2016)

13.(viii)	Form of Amended and Restated Transfer Agency Fee Waiver Agreement (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-212807) filed on August 1, 2016)

13.(ix)	Form of Sub-Advisory Fee Waiver Agreement (incorporated by reference to Post-Effective Amendment No. 120 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2013)

14.	Consent of Independent Registered Public Accounting Firm (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-212807) filed on August 31, 2016)

15.	Not Applicable

16.	Power of Attorney (incorporated by reference to Post-Effective Amendment No. 134 to Registration Statement on Form N-1A (File No. 002-11387) filed on August 12, 2016)

Item 17.                                                  Undertakings

1.                          The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.                          The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Radnor, and Commonwealth of Pennsylvania, on the 28th day of October 2016.

THE HARTFORD MUTUAL FUNDS II, INC.

By:	/s/ James E. Davey
James E. Davey
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

	/s/ James E. Davey	Director, President and Chief Executive Officer	October 28, 2016
James E. Davey

	/s/ Michael J. Flook	Controller & Treasurer	October 28, 2016
	Michael J. Flook	(Chief Accounting Officer & Chief Financial Officer)

	*	Director	October 28, 2016
Hilary E. Ackermann

	*	Director	October 28, 2016
Lynn S. Birdsong

	*	Director	October 28, 2016
Christine Detrick

	*	Director	October 28, 2016
Duane E. Hill

	*	Director	October 28, 2016
Sandra S. Jaffee

	*	Chairman of the Board and Director	October 28, 2016
William P. Johnston

	*	Director	October 28, 2016
Phillip O. Peterson

	*	Director	October 28, 2016
Lemma W. Senbet

	/s/ Alice A. Pellegrino		October 28, 2016
* By:	Alice A. Pellegrino
Attorney-in-fact

* Pursuant to Power of Attorney (previously filed).

EXHIBIT INDEX

Exhibit No.

12	Final Opinion of Ropes & Gray LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement